RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		12 Months Ended
	Dec. 09, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Allocation of general corporate expenses		$ 4,014,000	$ 2,097,000
Related party receivables		25,000	4,000
Proceeds from related party debt		52,000
Officer [Member]
Related Party Transaction [Line Items]
Related Party Advances	$ 25,000	52,000	52,000
Maturity date	Mar. 09, 2023
Interest rate	14.00%
Proceeds from related party debt		14,000
Non Officer Employee [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt		13,000
Parent Company [Member]
Related Party Transaction [Line Items]
Contributions From Parent		2,900,000	4,200,000
Ault [Member]
Related Party Transaction [Line Items]
Allocation of general corporate expenses		670,000	330,000
Sales to Related Party		$ 27,000	$ 23,000